Quarterly portfolio holdings
John Hancock
Infrastructure Fund
Alternative
January 31, 2026
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Fund’s investments

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 96.7%		$967,851,828
(Cost $728,263,365)
Brazil 3.3%		32,982,622
Cia de Saneamento Basico do Estado de Sao Paulo	1,229,141	32,982,622
Canada 1.8%		17,515,325
Canadian National Railway Company	182,073	17,515,325
China 2.9%		28,517,133
ENN Energy Holdings, Ltd.	3,312,579	28,517,133
France 7.6%		75,592,434
Engie SA	1,404,158	41,923,112
Vinci SA	234,165	33,669,322
Germany 4.2%		42,079,802
E.ON SE	1,983,976	42,079,802
Hong Kong 3.2%		32,209,925
CK Hutchison Holdings, Ltd.	3,994,633	32,209,925
Italy 5.3%		53,354,702
Enel SpA	2,977,420	32,896,165
Italgas SpA	1,702,866	20,458,537
Japan 8.8%		87,731,525
NTT, Inc.	21,325,175	21,429,225
Osaka Gas Company, Ltd.	995,866	37,387,455
The Kansai Electric Power Company, Inc.	1,812,283	28,914,845
Singapore 2.8%		28,448,003
Singapore Telecommunications, Ltd.	7,883,193	28,448,003
South Korea 3.9%		39,415,995
KT Corp.	321,617	12,724,328
SK Telecom Company, Ltd.	529,639	26,691,667
Spain 3.0%		30,444,752
Aena SME SA (A)	980,269	30,444,752
United Kingdom 7.5%		75,209,170
National Grid PLC	1,998,623	33,955,705
SSE PLC	1,241,174	41,253,465
United States 42.4%		424,350,440
American Electric Power Company, Inc.	246,549	29,530,406
American Tower Corp.	109,806	19,686,020
American Water Works Company, Inc.	240,026	30,994,557
Atmos Energy Corp.	181,655	30,216,493
Berkshire Hathaway, Inc., Class B (B)	49,668	23,866,964
Cheniere Energy, Inc.	99,267	20,996,956
Dominion Energy, Inc.	573,781	34,524,403
Duke Energy Corp.	173,404	21,042,575
Eversource Energy	52,467	3,627,044
Exelon Corp.	511,139	22,888,804
ONEOK, Inc.	214,125	16,956,559
PPL Corp.	619,649	22,462,276
Sempra	392,638	34,163,432
Targa Resources Corp.	219,881	44,191,684
The Williams Companies, Inc.	605,802	40,746,243
WEC Energy Group, Inc.	257,125	28,456,024

2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Short-term investments 2.9%		$28,700,000
(Cost $28,700,000)
Repurchase agreement 2.9%		28,700,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 1-30-26 at 3.660% to be repurchased at $28,708,754 on 2-2-26, collateralized by $28,929,700 U.S. Treasury Notes, 3.875% due 6-15-28 (valued at $29,274,021)	28,700,000	28,700,000

Total investments (Cost $756,963,365) 99.6%	$996,551,828
Other assets and liabilities, net 0.4%	3,757,692
Total net assets 100.0%	$1,000,309,520

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 1-31-26:
Utilities	59.7%
Energy	12.3%
Industrials	11.4%
Communication services	8.9%
Financials	2.4%
Real estate	2.0%
Short-term investments and other	3.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$32,982,622	$32,982,622	—	—
Canada	17,515,325	17,515,325	—	—
China	28,517,133	—	$28,517,133	—
France	75,592,434	—	75,592,434	—
Germany	42,079,802	—	42,079,802	—
Hong Kong	32,209,925	—	32,209,925	—
Italy	53,354,702	—	53,354,702	—
Japan	87,731,525	—	87,731,525	—
Singapore	28,448,003	—	28,448,003	—
South Korea	39,415,995	—	39,415,995	—
Spain	30,444,752	—	30,444,752	—
United Kingdom	75,209,170	—	75,209,170	—
United States	424,350,440	424,350,440	—	—
Short-term investments	28,700,000	—	28,700,000	—
Total investments in securities	$996,551,828	$474,848,387	$521,703,441	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$140,511	$50,942,950	$(51,086,510)	$3,050	$(1)	$12,463	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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